Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions
Schedule Of List Of Related Parties	Name of the related party Relationship DescriptionTaiwan Carbon Nano Technology Corporation (“TCNT”) Affiliated company TCNT is the majority shareholder of Ainos KY Ainos, Inc. (Cayman Island) (“Ainos KY”) Affiliated company Ainos KY is the majority shareholder of the Company ASE Technology Holding Affiliated company Sole owner of ASE Test Inc. which is Ainos KY’s board member and has more than 10% of the voting rights in Ainos KY Dr. Stephen T. Chen Ainos’ former Chairman, President, CEO and CFO Shareholder with more than 5% of the Company voting rights in 2021 and 2020